Consolidated Statement Of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenues
Total operating revenues	$ 3,967	$ 3,890	$ 3,990
Operating expenses
Selling, general and administrative (including charges from affiliates of $86 million, $85 million and $94 million in 2018, 2017 and 2016)	1,388	1,412	1,480
Depreciation, amortization and accretion	640	615	618
Loss on impairment of goodwill	0	370	0
(Gain) loss on asset disposals, net	10	17	22
(Gain) loss on sale of business and other exit costs, net	0	(1)	0
(Gain) loss on license sales and exchanges, net	(18)	(22)	(19)
Total operating expenses	3,809	4,194	3,942
Operating income (loss)	158	(304)	48
Investment and other income (expense)
Equity in earnings of unconsolidated entities	159	137	140
Interest and dividend income	15	8	6
Interest expense	(116)	(113)	(113)
Other, net	(1)	0	1
Total investment and other income	57	32	34
Income (loss) before income taxes	215	(272)	82
Income tax expense (benefit)	51	(287)	33
Net income	164	15	49
Less: Net income attributable to noncontrolling interests, net of tax	14	3	1
Net income attributable to U.S. Cellular shareholders	$ 150	$ 12	$ 48
Basic weighted average shares outstanding (in shares)	86	85	85
Basic earnings per share attributable to U.S. Cellular shareholders (in dollars per share)	$ 1.75	$ 0.14	$ 0.56
Diluted weighted average shares outstanding (in shares)	87	86	85
Diluted earnings per share attributable to U.S. Cellular shareholders (in dollars per share)	$ 1.72	$ 0.14	$ 0.56
Service
Operating revenues
Total operating revenues	$ 2,978	$ 2,978	$ 3,081
Operating expenses
Cost of goods and services sold	758	732	760
Equipment sales
Operating revenues
Total operating revenues	989	912	909
Operating expenses
Cost of goods and services sold	$ 1,031	$ 1,071	$ 1,081